INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ 406	$ (616)
Prepaid Expenses And Other Current Assets [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	1,084	1,142
Other Current Liabilities [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	(37)	(19)
Other Assets Deferred Taxes And Deferred Charges [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	606	110
Deferred income taxes [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ (1,247)	$ (1,849)